CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023
Operating expenses:
Research and development	$ 28,230	$ 85	$ 7,585	$ 33,114
General and administrative	5,675	842	1,161	8,510
Total operating expenses	33,905	927	8,746	41,624
Loss from operations	(33,905)	(927)	(8,746)	(41,624)
Other expense/(income), net:
Other income, net	(412)	(2)	(2)	(403)
Change in fair value of private placement warrants	532			355
Change in fair value of note payable				2,244
Total other expense/(income), net	120	(2)	(2)	2,196
Loss before income taxes	(34,025)	(925)	(8,744)	(43,820)
Net loss before redeemable noncontrolling interest	(34,025)	(925)	(8,744)	(43,820)
Net loss attributable to redeemable noncontrolling interest				203
Net loss	(34,025)	(925)	(8,744)	(43,617)
Adjustment to Zura subsidiary's preferred stock to redemption				(203)
Deemed dividend to redeemable noncontrolling interest	(10,875)			(10,875)
Net loss attributable to Class A Ordinary Shareholders of Zura	$ (44,900)	$ (925)	$ (8,744)	$ (54,695)
Net loss per share attributable to Class A Ordinary Shareholders of Zura, basic	$ (1.31)	$ (9.54)	$ (162.30)	$ (2.88)
Net loss per share attributable to Class A Ordinary Shareholders of Zura, diluted	$ (1.31)	$ (9.54)	$ (162.30)	$ (2.88)
Weighted-average Class A Ordinary Shares used in computing net loss per share attributable to Class A Ordinary Shareholders of Zura, basic	34,303,125	97,004	53,874	19,012,464
Weighted-average Class A Ordinary Shares used in computing net loss per share attributable to Class A Ordinary Shareholders of Zura,, diluted	34,303,125	97,004	53,874	19,012,464